Stock options (Details ) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Exercise price	CAD 1.33	CAD 1.26
Outstanding	3,221,001	3,462,835
Number of stock options exercisable	2,036,401
Average remaining contractual life (years)	2 years 4 months 17 days
Range One
Exercise price	CAD 0.75
Outstanding	345,000
Number of stock options exercisable	345,000
Average remaining contractual life (years)	6 months
Range Two
Exercise price	CAD 0.76
Outstanding	104,001
Number of stock options exercisable	104,001
Average remaining contractual life (years)	1 year 1 month 6 days
Range Three
Exercise price	CAD 0.86
Outstanding	530,000
Number of stock options exercisable	530,000
Average remaining contractual life (years)	7 months 6 days
Range Four
Exercise price	CAD 1.20
Outstanding	300,000
Number of stock options exercisable	300,000
Average remaining contractual life (years)	7 months 6 days
Range Five
Exercise price	CAD 1.35
Outstanding	554,400
Number of stock options exercisable	238,132
Average remaining contractual life (years)	3 years
Range Six
Exercise price	CAD 1.39
Outstanding	30,000
Number of stock options exercisable	30,000
Average remaining contractual life (years)	2 years 6 months
Range Seven
Exercise price	CAD 1.45
Outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	4 years 10 months 24 days
Range Eight
Exercise price	CAD 1.48
Outstanding	37,500
Number of stock options exercisable	37,500
Average remaining contractual life (years)	4 years 6 months
Range Nine
Exercise price	CAD 1.49
Outstanding	150,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 6 months
Range Ten
Exercise price	CAD 1.50
Outstanding	100,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 7 months 6 days
Range Eleven
Exercise price	CAD 1.51
Outstanding	150,000
Number of stock options exercisable
Average remaining contractual life (years)	4 years 8 months 12 days
Range Twelve
Exercise price	CAD 1.55
Outstanding	40,000
Number of stock options exercisable	26,667
Average remaining contractual life (years)	2 years 2 months 12 days
Range Thirteen
Exercise price	CAD 1.57
Outstanding	30,000
Number of stock options exercisable	10,000
Average remaining contractual life (years)	3 years 1 month 6 days
Range Fourteen
Exercise price	CAD 1.61
Outstanding	25,000
Number of stock options exercisable	16,667
Average remaining contractual life (years)	2 years 1 month 6 days
Range Fifteen
Exercise price	CAD 1.67
Outstanding	150,000
Number of stock options exercisable	100,000
Average remaining contractual life (years)	2 years 10 months 24 days
Range Sixteen
Exercise price	CAD 1.73
Outstanding	92,600
Number of stock options exercisable	59,267
Average remaining contractual life (years)	3 years 10 months 24 days
Range Seventeen
Exercise price	CAD 1.82
Outstanding	215,000
Number of stock options exercisable	71,667
Average remaining contractual life (years)	3 years 9 months 18 days
Range Eighteen
Exercise price	CAD 1.83
Outstanding	30,000
Number of stock options exercisable	30,000
Average remaining contractual life (years)	2 years
Range Nineteen
Exercise price	CAD 2.10
Outstanding	300,000
Number of stock options exercisable	100,000
Average remaining contractual life (years)	3 years 8 months 12 days